Equity Incentive Schemes and Stock Compensation Charges	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Equity Incentive Schemes and Stock Compensation Charges	Equity Incentive Schemes and Stock Compensation Charges
Share Options

On July 21, 2008 the Company adopted the Employee Share Option Plan 2008 (the "2008 Employee Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any employee, or any Director holding a salaried office or employment with the Company or a Subsidiary for the purchase of ordinary shares. On the same date, the Company also adopted the Consultants Share Option Plan 2008 (the "2008 Consultants Plan"), pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may grant options to any consultant, adviser or non-executive Director retained by the Company or any Subsidiary for the purchase of ordinary shares.
On February 14, 2017 both the 2008 Employee Plan and the 2008 Consultants Plan (together the "2008 Option Plans") were amended and restated in order to increase the number of options that can be issued under the 2008 Consultants Plan from 0.4 million to 1.0 million and to extend the date for options to be granted under the 2008 Option Plans. An aggregate of 6.0 million ordinary shares have been reserved under the 2008 Employee Plan, as reduced by any shares issued or to be issued pursuant to options granted under the 2008 Consultants Plan, under which a limit of 1.0 million shares applies. Further, the maximum number of ordinary shares with respect to which options may be granted under the 2008 Employee Option Plan, during any calendar year to any employee shall be 0.4 million ordinary shares. There is no individual limit under the 2008 Consultants Plan. No options may be granted under the 2008 Option Plans after February 14, 2027.

Each option granted under the 2008 Option Plans is an employee stock option, or Nonqualified Stock Option ("NSO"), as described in Section 422 or 423 of the Internal Revenue Code. Each grant of an option under the 2008 Options Plans is evidenced by a Stock Option Agreement between the optionee and the Company. The exercise price is specified in each Stock Option Agreement, however option prices are not less than 100% of the fair market value of an ordinary share on the date the option is granted. Share option awards are granted with an exercise price equal to the market price of the Company's shares at date of grant. Share options typically vest over a period of four to five years from date of grant and expire eight years from date of grant.
PRA Equity Incentive Plans

The following represent the PRA equity incentive plans, that have been terminated as of July 1, 2021, as to grants of future awards.
Pursuant to the Merger Agreement, effective on July 1, 2021, each stock option and restricted stock unit under the PRA Plans was assumed by the Company and converted into a stock option or Restricted Share Unit exercisable for or payable in Ordinary Shares based on the ratio of the average trading price per Ordinary Share for the ten days prior to July 1, 2021, and the corresponding value of the Merger consideration for each PRA Share. Accordingly, the plans as detailed below were assumed by the Company.
PRA Health Sciences, Inc. 2020 Stock Incentive Plan (the "2020 Plan”), 2018 Stock Incentive Plan (the "2018 Plan"), and 2014 Omnibus Incentive Plan (the "2014 Plan") were amended and restated and assumed by the Registrant effective as of July 1, 2021.
The 2020 Stock Incentive Plan, was approved by the PRA stockholders at their annual meeting on May 18, 2020. The 2020 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws. The 2020 Plan authorized the issuance of 2.5 million shares of common stock plus all shares that remained available under the prior plan on May 18, 2020.
The 2018 Stock Incentive Plan (the “2018 Plan”), was approved by the PRA stockholders at their annual meeting on May 31, 2018. The 2018 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws. The 2018 Plan authorized the issuance of 2.0 million shares of common stock plus all shares that remained available under the 2014 Plan on May 31, 2018 (which included shares carried over from the 2013 Plan).
On November 23, 2014, the PRA Health Sciences, Inc. Board of Directors approved the formation of the 2014 Plan for Key PRA Employees. The 2014 Plan allowed for the issuance of stock options, stock appreciation rights, restricted shares and restricted stock units, other stock-based awards, and performance compensation awards as permitted by applicable laws.
The following table summarizes the transactions for the Company's share option plans for the years ended December 31, 2024, December 31, 2023 and December 31, 2022:

	Options Granted Under Plans	Weighted Average Exercise Price
Outstanding at December 31, 2021	1,695,460	$110.38
Granted	108,643	$229.94
Exercised	(348,286)	$102.87
Forfeited/expired	(77,698)	$143.08
Outstanding at December 31, 2022	1,378,119	$119.86
Granted	82,472	$232.48
Exercised	(535,705)	$95.12
Forfeited/expired	(22,080)	$196.20
Outstanding at December 31, 2023	902,806	$142.96
Granted	68,380	$325.51
Exercised	(311,040)	$116.31
Forfeited/expired	(37,854)	$238.51
Outstanding at December 31, 2024	622,292	$170.52
Vested and exercisable at December 31, 2024	426,497	$135.39

The weighted average remaining contractual life of options outstanding and options exercisable at December 31, 2024 was 3.91 years and 3.06 years respectively (2023: 4.42 years and 3.89 years respectively).

The intrinsic value of options outstanding and options exercisable as of December 31, 2024 was $34.0 million and $32.4 million, respectively.

The intrinsic value of options exercised during the years ended December 31, 2024, 2023, and 2022, was $57.4 million, $80.4 million, and $41.9 million, respectively.

Fair value of Stock Options Assumptions

The weighted average fair value of options granted during the years ended December 31, 2024, December 31, 2023 and December 31, 2022 was calculated using the Black-Scholes option pricing model. The weighted average fair values and assumptions were as follows:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Weighted average fair value	$115.76	$85.12	$68.42
Assumptions:
Expected volatility	36%	33%	31%
Dividend yield	—%	—%	—%
Risk-free interest rate	4.20%	4.18%	1.86%
Expected life	4.3 years	5.0 years	5.0 years

Expected volatility is based on the historical volatility of our common stock over a period equal to the expected term of the options; the expected life represents the weighted average period of time that options granted are expected to be outstanding given consideration to vesting schedules and our historical experience of past vesting and termination patterns. The risk-free rate is based on the U.S. government zero-coupon bonds yield curve in effect at time of the grant for periods corresponding with the expected life of the option.
Restricted Share Units and Performance Share Units

On April 23, 2013, the Company adopted the 2013 Employees Restricted Share Unit Plan (the "2013 RSU Plan") pursuant to which the Compensation and Organization Committee of the Company's Board of Directors may select any employee, or any Director holding a salaried office or employment with the Company, or a Subsidiary to receive an award under the plan. On May 11, 2015, the 2013 RSU Plan was amended and restated in order to increase the number of shares that can be issued under the RSU Plan by 2.5 million shares. Further, on October 25, 2024, the 2013 RSU Plan was amended and restated effective as of November 6, 2024 in order to increase the number of shares that can be issued under the RSU Plan by a further 2.5 million shares. Accordingly, an aggregate of 6.6 million ordinary shares have been reserved for issuance under the 2013 RSU Plan. The shares are awarded at par value and vest over a service period. Awards under the 2013 RSU Plan may be settled in cash or shares at the option of the Company. No awards may be granted under the 2013 RSU Plan after November 6, 2034.

On April 30 2019, the Company approved the 2019 Consultants and Directors Restricted Share Unit Plan (the “2019 Consultants RSU Plan”), which was effective as of May 16, 2019, pursuant to which the Compensation and Organization Committee of the Company’s Board of Directors may select any consultant, adviser or non-executive Director retained by the Company, or a Subsidiary to receive an award under the plan. 250,000 ordinary shares have been reserved for issuance under the 2019 Consultants RSU Plan. The awards are at par value and vest over a service period. Awards granted to non-executive directors vest over twelve months. No awards may be granted under the 2019 Consultants RSU Plan after May 16, 2029.

The Company has awarded RSUs and PSUs to certain key individuals of the Group. The following table summarizes RSU and PSU activity for the year ended December 31, 2024:

	PSU Outstanding Number of Shares	PSU Weighted Average Grant Date Fair Value	RSU Outstanding Number of Shares	RSU Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	105,256	$226.29	621,011	$218.27
Granted	48,626	$325.51	258,345	$313.41
Shares vested	(9,975)	$177.38	(120,458)	$223.29
Forfeited	(124,186)	$260.42	(111,309)	$241.13
Outstanding at December 31, 2024	19,721	$280.76	647,589	$251.36

The fair value of RSUs vested for the year ended December 31, 2024 totaled $26.9 million (2023: $35.4 million). The share price range for the year was $174.96 - $265.96 (2023: $159.33 - $265.96).

The fair value of PSUs vested for the year ended December 31, 2024 totaled $1.8 million (2023: $7.5 million). The share price range for the year was $174.96 - $231.08 (2023: $159.33 - $166.51).

The PSUs vest based on service and specified EPS targets over the period 2022 – 2024, 2023 – 2025, and 2024 - 2026. Depending on the actual amount of EPS from 2022 to 2026, up to an additional 80,051 PSUs may also be granted.

Stock compensation expense

Income from operations for the year ended December 31, 2024 is stated after charging $45.9 million in respect of stock compensation expense (inclusive of employer related taxes). Stock compensation expense has been allocated as follows:

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
	(in thousands)
Direct costs	$26,046	$26,595	$22,854
Selling, general and administrative	19,824	29,072	47,669
Total	$45,870	$55,667	$70,523

As of December 31, 2024, total unrecognized stock-based compensation expense related to outstanding non-vested stock-based compensation arrangements amounted to $108.1 million, which the Company expects to recognize over a weighted average period of 2.29 years.
The income tax expense for the year ended December 31, 2024 reflects a net income tax benefit of $23.4 million in connection with stock compensation (including excess tax benefits) and the total tax benefit in connection with stock options exercised during 2024 was $10.1 million. The income tax expense for the year ended December 31, 2023 reflects a net income tax benefit of $20.0 million in connection with stock compensation (including excess tax benefits) and the total tax benefit in connection with stock options exercised during 2023 was $10.9 million. The income tax expense for the year ended December 31, 2022 reflects a net income tax benefit of $12.9 million in connection with stock compensation (including excess tax benefits) and the total tax benefit realized in connection with stock options exercised during 2022 was $7.7 million.